UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Tax-Advantaged Global Dividend Income Fund (ETG)

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1025 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	24

Officers and Trustees	28

Important Notices	29

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Michael A. Allison, CFA and John H. Croft, CFA of Eaton Vance Management; Christopher M. Dyer, CFA of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/30/2004	–13.25%	–10.90%	3.12%	8.24%
Fund at Market Price	—	–18.22	–11.61	2.29	7.47
MSCI World Index	—	–7.29%	–4.00%	4.92%	7.67%
ICE BofA Fixed Rate Preferred Securities Index	—	–1.86	3.80	5.14	6.54
Blended Index	—	–6.14	–2.34	5.07	7.57

% Premium/Discount to NAV[3]
					–9.60%

Distributions[4]
Total Distributions per share for the period					$0.615
Distribution Rate at NAV					8.44%
Distribution Rate at Market Price					9.33%

% Total Leverage[5]
Borrowings					24.97%

See Endnotes and Additional Disclosures in this report.

See Endnotes and Additional Disclosures in this report. Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Fund Profile

Common stock sector Allocation (% of total investment)

Top 10 Holdings (% of total investments)6

Amazon.com, Inc.	2.2%

Banco Bilbao Vizcaya Argentaria SA	2.1

Alphabet, Inc., Class C	2.1

Fortum Oyj	2.0

Microsoft Corp.	2.0

Orkla ASA	2.0

Vivendi SA	2.0

Swiss Re AG	1.9

Koninklijke KPN NV	1.9

Koninklijke Ahold Delhaize NV	1.8

Total	20.0%

Country Allocation (% of total investment)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% MSCI World Index and 20% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

Effective March 24, 2020, the Fund may also invest up to 10% of its total assets in exchange-traded funds (“ETFs”) that invest primarily in common and/or preferred stocks.

4

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 107.4%(1)
Security	Shares	Value

Auto Components — 0.5%

Nokian Renkaat Oyj	257,215	$5,464,616

		$5,464,616

Banks — 4.3%

Banco Bilbao Vizcaya Argentaria SA	9,318,222	$30,459,198

Canadian Imperial Bank of Commerce	94,205	5,582,117

Citigroup, Inc.	155,633	7,557,539

KeyCorp	354,972	4,135,424

		$47,734,278

Beverages — 1.1%

Coca-Cola Co. (The)	139,123	$6,384,355

Diageo PLC	172,872	5,951,956

		$12,336,311

Biotechnology — 0.6%

CSL, Ltd.	32,292	$6,436,676

		$6,436,676

Building Products — 1.8%

Assa Abloy AB, Class B	327,778	$5,867,858

Geberit AG	31,238	13,969,722

		$19,837,580

Capital Markets — 4.9%

Bank of New York Mellon Corp. (The)	160,004	$6,006,550

Credit Suisse Group AG	866,343	7,910,263

Morgan Stanley	173,602	6,845,127

St. James’s Place PLC	1,709,530	18,203,379

Standard Life Aberdeen PLC	812,234	2,249,612

UBS Group AG(2)	1,229,612	13,166,064

		$54,380,995

Chemicals — 3.7%

Akzo Nobel NV	155,445	$11,796,692

BASF SE	360,333	18,440,569

Chr. Hansen Holding A/S	65,555	5,652,394

Sika AG	29,379	4,859,556

		$40,749,211

Security	Shares	Value

Construction & Engineering — 0.0%(3)

Abengoa SA, Class A(2)	311,491	$4,949

Abengoa SA, Class B(2)	3,220,895	23,924

		$28,873

Construction Materials — 0.5%

CRH PLC	175,300	$5,318,355

		$5,318,355

Consumer Finance — 1.7%

Capital One Financial Corp.	60,214	$3,899,459

Cembra Money Bank AG	124,180	11,805,523

OneMain Holdings, Inc.	138,881	3,362,309

		$19,067,291

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B(2)	48,074	$9,007,145

ORIX Corp.	573,496	6,748,608

		$15,755,753

Diversified Telecommunication Services — 8.4%

Elisa Oyj	192,355	$11,689,074

Koninklijke KPN NV	11,940,506	27,503,057

Proximus SADP	637,168	13,599,347

Sunrise Communications Group AG(4)	166,162	13,309,832

Swisscom AG	40,525	21,056,461

Telia Co. AB	1,635,251	5,685,706

		$92,843,477

Electric Utilities — 3.7%

Fortum Oyj	1,748,914	$28,979,759

Iberdrola SA	538,183	5,353,723

NextEra Energy, Inc.	27,437	6,341,239

		$40,674,721

Electrical Equipment — 2.0%

ABB, Ltd.	190,386	$3,613,959

Melrose Industries PLC	3,838,652	4,797,940

Schneider Electric SE	152,339	14,078,003

		$22,489,902

Electronic Equipment, Instruments & Components — 2.1%

CDW Corp.	36,025	$3,991,570

Halma PLC	130,380	3,427,739

5	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Keyence Corp.	32,536	$11,615,744

Murata Manufacturing Co., Ltd.	71,764	4,043,683

		$23,078,736

Entertainment — 3.8%

Nintendo Co., Ltd.	12,140	$5,012,897

Vivendi SA	1,316,022	28,443,380

Walt Disney Co. (The)	85,951	9,295,601

		$42,751,878

Equity Real Estate Investment Trusts (REITs) — 1.0%

American Tower Corp.	27,193	$6,471,934

Equity Residential	46,860	3,048,712

Simon Property Group, Inc.	31,564	2,107,528

		$11,628,174

Food & Staples Retailing — 3.2%

Kesko Oyj, Class B	583,296	$9,504,282

Koninklijke Ahold Delhaize NV	1,053,355	25,575,812

		$35,080,094

Food Products — 4.6%

Mondelez International, Inc., Class A	180,157	$9,267,276

Nestle SA	124,799	13,217,465

Orkla ASA	3,174,607	28,675,835

		$51,160,576

Health Care Equipment & Supplies — 2.1%

Boston Scientific Corp.(2)	221,865	$8,315,500

Intuitive Surgical, Inc.(2)	17,725	9,055,348

Straumann Holding AG	7,284	5,541,866

		$22,912,714

Health Care Providers & Services — 0.6%

Anthem, Inc.	25,008	$7,020,496

		$7,020,496

Hotels, Restaurants & Leisure — 0.7%

Compass Group PLC	429,267	$7,223,449

		$7,223,449

Industrial Conglomerates — 0.9%

DCC PLC	146,407	$10,410,834

		$10,410,834

Security	Shares	Value

Insurance — 11.1%

American International Group, Inc.	90,321	$2,296,863

Baloise Holding AG	99,851	14,939,449

Helvetia Holding AG	158,129	14,414,329

Muenchener Rueckversicherungs-Gesellschaft AG	77,334	16,938,022

Progressive Corp. (The)	54,630	4,222,899

Swiss Life Holding AG	48,943	17,356,322

Swiss Re AG	388,435	28,226,132

Topdanmark A/S	132,746	5,358,598

Zurich Insurance Group AG	60,664	19,233,784

		$122,986,398

Interactive Media & Services — 3.8%

Alphabet, Inc., Class C(2)	22,337	$30,125,018

Facebook, Inc., Class A(2)	61,186	12,525,386

		$42,650,404

Internet & Direct Marketing Retail — 2.9%

Amazon.com, Inc.(2)	12,868	$31,835,432

		$31,835,432

IT Services — 1.9%

Amadeus IT Group SA	213,905	$10,210,210

Visa, Inc., Class A	63,371	11,325,665

		$21,535,875

Leisure Products — 0.5%

Yamaha Corp.	143,494	$5,792,173

		$5,792,173

Life Sciences Tools & Services — 0.5%

Lonza Group AG	12,140	$5,301,120

		$5,301,120

Machinery — 2.3%

Ingersoll Rand, Inc.(2)	199,824	$5,810,882

Sandvik AB(2)	444,078	6,831,436

SMC Corp.	16,511	7,463,341

Stanley Black & Decker, Inc.	48,075	5,297,865

		$25,403,524

Metals & Mining — 1.8%

Boliden AB	574,911	$11,588,710

Rio Tinto, Ltd.	156,606	8,826,493

		$20,415,203

6	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 2.0%

CMS Energy Corp.	74,053	$4,227,686

E.ON SE	1,824,573	18,277,235

		$22,504,921

Oil, Gas & Consumable Fuels — 4.0%

Chevron Corp.	98,090	$9,024,280

ConocoPhillips	202,251	8,514,767

EOG Resources, Inc.	110,716	5,260,117

Koninklijke Vopak NV	202,895	11,671,905

Phillips 66	136,939	10,019,827

		$44,490,896

Paper & Forest Products — 0.3%

UPM-Kymmene Oyj	128,871	$3,534,308

		$3,534,308

Personal Products — 0.9%

Unilever PLC	186,954	$9,626,668

		$9,626,668

Pharmaceuticals — 6.4%

Bayer AG	40,729	$2,678,720

Eli Lilly & Co.	53,172	8,222,518

Novartis AG	100,276	8,557,399

Orion Oyj, Class B(2)	157,520	8,004,904

Roche Holding AG	27,194	9,417,210

Sanofi	233,593	22,815,899

Zoetis, Inc.	85,708	11,082,902

		$70,779,552

Professional Services — 3.4%

Adecco Group AG	571,565	$25,012,086

Recruit Holdings Co., Ltd.	244,984	7,146,474

Verisk Analytics, Inc.	35,692	5,454,808

		$37,613,368

Semiconductors & Semiconductor Equipment — 1.5%

ASML Holding NV	33,506	$9,786,609

Infineon Technologies AG	379,009	7,046,127

		$16,832,736

Software — 3.5%

Dassault Systemes SE	37,390	$5,476,524

Intuit, Inc.	17,482	4,716,818

Security	Shares	Value

Software (continued)

Microsoft Corp.	160,248	$28,718,044

		$38,911,386

Specialty Retail — 1.8%

Industria de Diseno Textil SA	188,898	$4,838,130

Lowe’s Cos., Inc.	92,992	9,740,912

TJX Cos., Inc. (The)	117,029	5,740,272

		$20,319,314

Technology Hardware, Storage & Peripherals — 1.8%

Apple, Inc.	69,197	$20,330,079

		$20,330,079

Textiles, Apparel & Luxury Goods — 1.5%

adidas AG	31,563	$7,225,793

LVMH Moet Hennessy Louis Vuitton SE	23,795	9,198,969

		$16,424,762

Tobacco — 1.3%

Swedish Match AB	240,854	$14,883,920

		$14,883,920

Wireless Telecommunication Services — 0.6%

Tele2 AB, Class B	552,366	$7,122,545

		$7,122,545

Total Common Stocks (identified cost $1,132,373,131)		$1,193,679,574

Preferred Stocks — 6.9%(1)
Security	Shares	Value

Banks — 1.5%

AgriBank FCB, 6.875% to 1/1/24(5)	50,890	$5,139,890

CoBank ACB, Series F, 6.25% to 10/1/22(5)	37,717	3,847,134

Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	7,600	767,600

Texas Capital Bancshares, Inc., 6.50%	122,563	2,983,183

Wells Fargo & Co., Series L, 7.50% (Convertible)	2,938	4,109,792

		$16,847,599

Electric Utilities — 1.5%

Duke Energy Corp., Series A, 5.75%	182,700	$5,040,693

Interstate Power & Light Co., Series D, 5.10%	18,904	485,833

7	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)

NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	$1,539,549

SCE Trust III, Series H, 5.75% to 3/15/24(5)	265,000	6,360,000

Southern Co. (The), 4.95%	142,000	3,503,140

		$16,929,215

Equity Real Estate Investment Trusts (REITs) — 0.4%

SITE Centers Corp., Series A, 6.375%	139,400	$2,778,242

SITE Centers Corp., Series K, 6.25%	21,025	421,972

Vornado Realty Trust, Series K, 5.70%	53,253	1,310,024

		$4,510,238

Food Products — 0.8%

Dairy Farmers of America, Inc., 7.875%(4)	86,230	$7,415,780

Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,492,830

		$8,908,610

Independent Power and Renewable Electricity Producers — 0.2%

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	66,400	$1,814,878

		$1,814,878

Insurance — 0.3%

American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(5)	121,300	$2,817,799

		$2,817,799

Multi-Utilities — 0.4%

DTE Energy Co., Series C, 5.25%	186,698	$4,693,588

		$4,693,588

Oil, Gas & Consumable Fuels — 0.6%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	403,475	$6,495,947

		$6,495,947

Pipelines — 0.3%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	116,000	$2,431,360

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	59,950	1,267,943

		$3,699,303

Real Estate Management & Development — 0.9%

Brookfield Property Partners, L.P., Series A, 5.75%	224,848	$4,496,960

Brookfield Property Partners, L.P., Series A, 6.50%	102,075	2,189,509

Security	Shares	Value

Real Estate Management & Development (continued)

Brookfield Property Partners, L.P., Series A2, 6.375%	134,005	$2,877,087

		$9,563,556

Total Preferred Stocks (identified cost $83,324,012)		$76,280,733

Corporate Bonds & Notes — 13.5%
Security	Principal Amount (000’s omitted)	Value

Air Freight & Logistics — 0.3%

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)(1)	$3,600	$3,363,750

		$3,363,750

Automobiles — 0.1%

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(6)	$1,821	$1,449,734

		$1,449,734

Banks — 6.8%

Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(4)(5)(6)	$1,970	$2,114,470

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(6)	5,000	4,391,575

Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21(1)(5)(6)(7)	1,400	1,562,817

Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(1)(4)(5)(6)	2,470	2,033,675

Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(1)(4)(5)(6)	1,160	938,962

Barclays PLC, 7.75% to 9/15/23(1)(5)(6)	4,103	3,962,247

Barclays PLC, 7.875% to 3/15/22(5)(6)(7)	1,640	1,630,365

Citigroup, Inc., 5.95% to 1/30/23(1)(5)(6)	2,100	2,091,222

Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(6)	6,675	6,596,202

Credit Suisse Group AG, 7.50% to 7/17/23(1)(4)(5)(6)	5,917	5,980,282

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(4)(5)(6)	3,200	2,902,608

HSBC Holdings PLC, 6.375% to 9/17/24(1)(5)(6)	5,960	5,807,692

ING Groep NV, 6.50% to 4/16/25(1)(5)(6)	3,100	3,085,275

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(6)	11,704	12,004,734

Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(6)	6,125	6,029,756

Nordea Bank Abp, 6.125% to 9/23/24(1)(4)(5)(6)	3,715	3,613,562

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(6)	5,035	5,260,065

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(6)	$4,335	$4,070,327

Zions Bancorp NA, 5.80% to 6/15/23(1)(5)(6)	1,501	1,321,615

		$75,397,451

Capital Markets — 1.7%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(1)(5)	$3,010	$2,022,569

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(6)	5,813	5,670,669

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(1)(5)(6)	3,297	3,428,880

UBS Group AG, 6.875% to 8/7/25(1)(5)(6)(7)	7,463	7,755,542

		$18,877,660

Diversified Financial Services — 0.4%

Alpha Holding SA de CV, 10.00%, 12/19/22(1)(4)	$470	$343,105

Alpha Holding SA de CV, 9.00%, 2/10/25(1)(4)	3,235	2,220,019

Textron Financial Corp., 3.427%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(8)	1,719	1,068,702

Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)(4)	1,325	607,645

		$4,239,471

Electric Utilities — 0.8%

Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)(5)	$3,025	$3,202,719

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(1)(5)	3,502	3,591,447

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	2,469	2,486,237

		$9,280,403

Food Products — 0.8%

Land O’ Lakes, Inc., 8.00%(1)(4)(6)	$9,541	$8,968,540

		$8,968,540

Gas Utilities — 0.4%

NiSource, Inc., 5.65% to 6/15/23(1)(5)(6)	$4,965	$4,570,233

		$4,570,233

Multi-Utilities — 0.6%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(5)(6)	$6,450	$5,890,108

Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	873	889,110

		$6,779,218

Security	Principal Amount (000’s omitted)	Value

Oil, Gas & Consumable Fuels — 1.4%

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(5)(6)	$6,375	$2,449,562

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(5)(6)	9,900	2,821,500

EQT Corp., 6.125%, 2/1/25(1)	3,299	3,162,916

Gran Tierra Energy, Inc., 7.75%, 5/23/27(1)(4)	3,675	898,078

Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	6,981	76,788

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(6)	8,080	5,430,366

		$14,839,210

Pipelines — 0.2%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(5)(6)	$3,692	$2,590,842

		$2,590,842

Total Corporate Bonds & Notes (identified cost $176,577,968)		$150,356,512

Exchange-Traded Funds — 2.0%
Security	Shares	Value

Equity Funds — 2.0%

First Trust Preferred Securities and Income ETF(1)	626,298	$11,229,523

iShares Preferred & Income Securities ETF(1)	328,777	11,392,123

Total Exchange-Traded Funds (identified cost $23,653,838)		$22,621,646

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(9)	12,454,623	$12,454,623

Total Short-Term Investments (identified cost $12,454,623)		$12,454,623

Total Investments — 130.9% (identified cost $1,428,383,572)		$1,455,393,088

Other Assets, Less Liabilities — (30.9)%		$(343,476,293)

Net Assets — 100.0%		$1,111,916,795

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $58,822,805 or 5.3% of the Fund’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $10,948,724 or 1.0% of the Fund’s net assets.

(8)	Variable rate security. The stated dividend/interest rate represents the rate in effect at April 30, 2020.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	35.5%	$516,275,607

Switzerland	18.2	264,644,366

United Kingdom	6.4	93,408,195

Netherlands	6.1	89,419,350

France	5.8	84,083,102

Finland	4.9	70,790,505

Germany	4.8	70,606,466

Spain	3.9	56,844,526

Sweden	3.6	51,980,175

Japan	3.3	47,822,920

Norway	2.0	28,675,835

Belgium	0.9	13,599,347

Canada	0.8	11,497,792

Denmark	0.8	11,010,992

Australia	0.6	8,551,146

Ireland	0.5	7,340,924

Mexico	0.4	6,143,406

Brazil	0.0 (1)	76,788

Exchange-Traded Funds	1.5	22,621,646

Total Investments	100.0%	$1,455,393,088

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,098,875	EUR	1,918,031	State Street Bank and Trust Company	5/29/20	$—	$(3,953)

USD	1,504,036	EUR	1,366,188	State Street Bank and Trust Company	5/29/20	6,219	—

						$6,219	$(3,953)

Abbreviations:

EUR	–	Euro

LIBOR	–	London Interbank Offered Rate

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $1,415,928,949)	$1,442,938,465

Affiliated investment, at value (identified cost, $12,454,623)	12,454,623

Cash	5,241,855

Foreign currency, at value (identified cost, $173,846)	172,912

Dividends and interest receivable	9,932,546

Receivable for investments sold	25,869,298

Receivable for open forward foreign currency exchange contracts	6,219

Tax reclaims receivable	9,155,198

Total assets	$1,505,771,116

Liabilities

Notes payable	$370,000,000

Payable for investments purchased	22,247,711

Payable for open forward foreign currency exchange contracts	3,953

Payable to affiliates:

Investment adviser fee	982,568

Trustees’ fees	7,588

Accrued expenses	612,501

Total liabilities	$393,854,321

Net Assets	$1,111,916,795

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 76,300,214 shares issued and outstanding	$763,002

Additional paid-in capital	1,302,306,325

Accumulated loss	(191,152,532)

Net Assets	$1,111,916,795

Net Asset Value

($1,111,916,795 ÷ 76,300,214 common shares issued and outstanding)	$14.57

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $4,194,561)	$47,841,184

Interest	6,466,969

Dividends from affiliated investment	53,110

Securities lending income, net	1,351

Total investment income	$54,362,614

Expenses

Investment adviser fee	$7,194,761

Trustees’ fees and expenses	45,883

Custodian fee	207,187

Transfer and dividend disbursing agent fees	9,762

Legal and accounting services	38,440

Printing and postage	193,660

Interest expense and fees	4,733,697

Miscellaneous	67,560

Total expenses	$12,490,950

Net investment income	$41,871,664

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(124,852,812)

Investment transactions — affiliated investment	(24,231)

Proceeds from securities litigation settlements	37,127

Financial futures contracts	17,346,295

Foreign currency transactions	(869,262)

Forward foreign currency exchange contracts	3,212,593

Net realized loss	$(105,150,290)

Change in unrealized appreciation (depreciation) —

Investments	$(113,515,671)

Financial futures contracts	1,237,037

Foreign currency	175,288

Forward foreign currency exchange contracts	18,634

Net change in unrealized appreciation (depreciation)	$(112,084,712)

Net realized and unrealized loss	$(217,235,002)

Net decrease in net assets from operations	$(175,363,338)

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$41,871,664	$92,941,385

Net realized loss	(105,150,290)	(110,233,666)

Net change in unrealized appreciation (depreciation)	(112,084,712)	169,156,175

Net increase (decrease) in net assets from operations	$(175,363,338)	$151,863,894

Distributions to shareholders	$(46,924,632)	$(93,849,264)

Net increase (decrease) in net assets	$(222,287,970)	$58,014,630

Net Assets

At beginning of period	$1,334,204,765	$1,276,190,135

At end of period	$1,111,916,795	$1,334,204,765

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(175,363,338)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,848,544,014)

Investments sold	1,900,645,699

Decrease in short-term investments, net	3,932,555

Net amortization/accretion of premium (discount)	157,837

Increase in dividends and interest receivable	(4,052,728)

Decrease in dividends receivable from affiliated investment	11,038

Increase in receivable for open forward foreign currency exchange contracts	(6,219)

Decrease in securities lending income receivable	3,138

Increase in tax reclaims receivable	(1,736,470)

Decrease in collateral for securities loaned	(5,999,333)

Decrease in payable for variation margin on open financial futures contracts	(104,828)

Decrease in payable for open forward foreign currency exchange contracts	(12,415)

Decrease in payable to affiliate for investment adviser fee	(261,407)

Increase in payable to affiliate for Trustees’ fees	359

Increase in accrued expenses	91,027

Net change in unrealized (appreciation) depreciation from investments	113,515,671

Net realized loss from investments	124,877,043

Net cash provided by operating activities	$107,153,615

Cash Flows From Financing Activities

Cash distributions paid	$(46,924,632)

Repayments of notes payable	(55,000,000)

Decrease in due to custodian — foreign currency	(53,603)

Net cash used in financing activities	$(101,978,235)

Net increase in cash*	$5,175,380

Cash at beginning of period	$239,387

Cash at end of period(1)	$5,414,767

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$4,748,706

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(934).

(1)	Balance includes foreign currency, at value.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$17.490		$16.730	$18.230	$15.800	$17.540		$18.120

Income (Loss) From Operations

Net investment income(1)	$0.549		$1.218	$0.546	$1.259	$1.278	(2)	$1.162

Net realized and unrealized gain (loss)	(2.854)		0.772	(0.816)	2.401	(1.788)		(0.512)

Total income (loss) from operations	$(2.305)		$1.990	$(0.270)	$3.660	$(0.510)		$0.650

Less Distributions

From net investment income	$(0.615	)*	$(1.166)	$(0.560)	$(1.230)	$(1.230)		$(1.230)

From net realized gain	—		(0.064)	(0.670)	—	—		—

Total distributions	$(0.615)		$(1.230)	$(1.230)	$(1.230)	$(1.230)		$(1.230)

Net asset value — End of period	$14.570		$17.490	$16.730	$18.230	$15.800		$17.540

Market value — End of period	$13.180		$16.770	$15.540	$17.190	$14.340		$16.540

Total Investment Return on Net Asset Value(3)	(13.25	)%(4)	13.06%	(1.38)%	24.42%	(2.09)%		4.21%

Total Investment Return on Market Value(3)	(18.22	)%(4)	16.70%	(2.91)%	29.34%	(5.77)%		4.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,111,917		$1,334,205	$1,276,190	$1,390,617	$1,205,668		$1,338,519

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.21	%(6)	1.22%	1.18%	1.21%	1.24%		1.20%

Interest and fee expense	0.74	%(6)	1.01%	0.76%	0.57%	0.37%		0.25%

Total expenses(5)	1.95	%(6)	2.23%	1.94%	1.78%	1.61%		1.45%

Net investment income	6.52	%(6)	7.25%	2.98%	7.35%	7.84	%(2)	6.47%

Portfolio Turnover	112	%(4)	175%	110%	197%	200%		163%

Senior Securities:

Total notes payable outstanding (in 000’s)	$370,000		$425,000	$425,000	$425,000	$425,000		$425,000

Asset coverage per $1,000 of notes payable(7)	$4,005		$4,139	$4,003	$4,272	$3,837		$4,149

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.195 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.64% for the year ended October 31, 2016.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

16

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

17

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund intends to make monthly distributions from its net investment income, net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) and other sources. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $108,591,693 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $108,591,693 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,437,386,637

Gross unrealized appreciation	$90,398,346

Gross unrealized depreciation	(72,389,629)

Net unrealized appreciation	$18,008,717

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of the Fund’s average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates on daily gross assets over $3 billion, and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of shareholders. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $7,194,761, or 0.85% (annualized) of the Fund’s average daily gross assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,864,724,988 and $1,922,654,729, respectively, for the six months ended April 30, 2020.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2020 and the year ended October 31, 2019.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2020 and the year ended October 31, 2019.

18

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy, during the six months ended April 30, 2020.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit related contingent features in a net liability position was $3,953. At April 30, 2020, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$6,219	$(3,953)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

19

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$6,219	$(3,953)	$—	$—	$2,266

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(3,953)	$3,953	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$17,346,295	$1,237,037

Foreign Exchange	Forward foreign currency exchange contracts	3,212,593	18,634

Total		$20,558,888	$1,255,671

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$88,653,000	$89,411,000	$2,545,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a major financial institution that allows it to borrow up to $498 million over a rolling 179 calendar day period through August 28, 2020. Interest is charged at a rate above 1-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.30% per annum on the unused portion of the commitment if outstanding borrowings are less than 80% of the borrowing limit. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2020, the

20

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Fund had borrowings outstanding under the Agreement of $370 million at an annual interest rate of 1.05%. The carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $415,631,868 and 2.27%, respectively.

8  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2020, the Fund had no securities on loan.

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $12,454,623, which represents 1.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$10,412,076	$213,786,987	$(211,720,209)	$(24,231)	$—	$12,454,623	$53,110	12,454,623

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$51,946,005	$133,422,299	$—	$185,368,304

Consumer Discretionary	47,316,616	39,743,130	—	87,059,746

Consumer Staples	15,651,631	107,435,938	—	123,087,569

Energy	32,818,991	11,671,905	—	44,490,896

Financials	52,915,432	207,009,283	—	259,924,715

Health Care	43,696,764	68,753,794	—	112,450,558

Industrials	16,563,555	99,220,526	—	115,784,081

Information Technology	69,082,176	51,606,636	—	120,688,812

Materials	—	70,017,077	—	70,017,077

Real Estate	11,628,174	—	—	11,628,174

Utilities	10,568,925	52,610,717	—	63,179,642

Total Common Stocks	$352,188,269	$841,491,305 *	$—	$1,193,679,574

Preferred Stocks

Consumer Staples	$—	$8,908,610	$—	$8,908,610

Energy	10,195,250	—	—	10,195,250

Financials	9,910,774	9,754,624	—	19,665,398

Real Estate	14,073,794	—	—	14,073,794

Utilities	21,622,803	1,814,878	—	23,437,681

Total Preferred Stocks	$55,802,621	$20,478,112	$—	$76,280,733

Corporate Bonds & Notes	$—	$150,356,512	$—	$150,356,512

Exchange-Traded Funds	22,621,646	—	—	22,621,646

Short-Term Investments	—	12,454,623	—	12,454,623

Total Investments	$430,612,536	$1,024,780,552	$—	$1,455,393,088

Forward Foreign Currency Exchange Contracts	$—	$6,219	$—	$6,219

Total	$430,612,536	$1,024,786,771	$—	$1,455,399,307

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,953)	$—	$(3,953)

Total	$—	$(3,953)	$—	$(3,953)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

22

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

23

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

24

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Advantaged Global Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

25

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

26

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that the Fund is authorized to issue additional common shares through a shelf offering. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

April 30, 2020

Officers and Trustees

Officers

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7737    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) For the Fiscal Year Ended October 31, 2019:
(1) Gross income from securities lending activities	$7,120

(2) Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$554
Fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$99
Administrative fees that are not included in the revenue split	$0
Indemnification fee not included in the revenue split	$0
Rebate (paid to borrowers)	$3,329
Other fees not included in the revenue split	$0

(3) Aggregate fees/compensation for securities lending activities and related services	$3,982

(4) Net income from securities lending activities	$3,138

(b) State Street serves as securities lending agent. For the fiscal year ended October 31, 2019, State Street provided the following administrative services pursuant to a Securities Lending Authorization Agreement with the Fund, subject to guidelines and restrictions provided by the Fund: (i) entering into loans with approved borrowers; (ii) receiving/holding collateral from borrowers and facilitating the investment/reinvestment of cash collateral; (iii) monitoring daily the market value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms and, when necessary, loan premiums; (v) selecting securities to be loaned; (vi) recordkeeping, account servicing and providing statements; (vii) monitoring dividend/distribution activity and crediting the Fund account when necessary; and (viii) arranging for the return of loaned securities to the Funds at loan termination.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 18, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 18, 2020